Quarterly Information (Unaudited) (Tables)	12 Months Ended
Jun. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

2012	1st	2nd	3rd	4th	Total
Net sales	$3,233,881	$3,106,832	$3,393,563	$3,411,666	$13,145,942
Gross profit	819,439	725,510	803,248	839,408	3,187,605
Net income attributable to common shareholders	297,018	240,766	312,074	301,965	1,151,823
Diluted earnings per share	1.91	1.56	2.01	1.96	7.45

2011	1st	2nd	3rd	4th	Total
Net sales	$2,829,273	$2,866,664	$3,240,103	$3,409,830	$12,345,870
Gross profit	691,399	670,936	777,020	819,058	2,958,413
Net income attributable to common shareholders	247,171	230,180	279,589	292,190	1,049,130
Diluted earnings per share	1.51	1.39	1.68	1.79	6.37